Material accounting policies (Policies)	6 Months Ended
Jun. 30, 2025
Material accounting policies [Abstract]
New standards and amendments to published standards
New standards and amendments to published standards effective in 2025

The Group has applied the following amendments to IFRS for the first time for the annual period beginning on 1 January 2025:

-	Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability

The preparation of the Interim Financial Information requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. In preparing this Interim Financial Information, the judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty are the same as those that are applied to the consolidated financial statements for the year ended 31 December 2024.